Transactions with Affiliates (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Transactions with affiliates
Summary of fees received and paid relating to lending activity

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Sourcing fees paid	$1,349	$461	$2,359	$701
Fulfillment fee revenue	$22,054	$7,715	$50,298	$13,839
Unpaid principal balance of loans fulfilled for PMT	$4,323,885	$1,537,636	$9,110,711	$2,336,843
Fair value of loans purchased from PMT	$4,733,767	$1,620,123	$8,282,163	$2,458,243

Investment Funds
Transactions with affiliates
Summary of amounts due from affiliate

	June 30, 2013	December 31, 2012
	(in thousands)
Receivable from Investment Funds:
Loan servicing fees	$672	$1,052
Loan servicing rebate	239	(239)
Management fees	1,961	2,164
Expense reimbursements	115	695

	$2,987	$3,672

Carried Interest due from Investment Funds:
PNMAC Mortgage Opportunity Fund, LLC	$34,447	$29,785
PNMAC Mortgage Opportunity Fund Investors, LLC	20,875	17,938

	$55,322	$47,723

	December 31,
	2012	2011
	(in thousands)
Receivable from Investment Funds:
Loan servicing fees	$1,052	$2,601
Loan servicing rebate	(239)	3,139
Management fees	2,164	2,486
Expense reimbursements	695	38

	$3,672	$8,264

Carried interest due from Investment Funds:
PNMAC Mortgage Opportunity Fund, LLC	$29,785	$24,473
PNMAC Mortgage Opportunity Fund Investors, LLC	17,938	12,777

	$47,723	$37,250

PMT
Transactions with affiliates
Summary of amounts due from affiliate

	June 30, 2013	December 31, 2012
	(in thousands)
Management fees	$8,455	$4,473
Servicing fees	4,319	3,670
Underwriting fees	2,519	2,941
Allocated expenses	1,432	1,132
Loan purchases	—	4,475

	$16,725	$16,691

	December 31,
	2012	2011
	(in thousands)
Servicing fees and allocated expenses	$4,802	$6,173
Management fees	4,473	2,486
Loan purchases	4,475	—
Contingent underwriting fees	2,941	2,941

	$16,691	$11,600

Summary of amounts due to affiliate

	December 31,
	2012	2011
	(in thousands)
Expense	$4,829	$7,557
Servicing advances	41,950	18,038

	$46,779	$25,595

Summary of amounts of expenses allocated

	Year ended December 31,
Income statement caption	2012	2011	2010
	(in thousands)
Occupancy	$1,374	$1,091	$401
Technology	1,158	1,094	474
Depreciation and amortization	590	324	115
Other	1,067	1,472	428

Total expenses allocated to PMT	$4,189	$3,981	$1,418

Summary of fees received and paid relating to lending activity

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Fullfilment fees received	$62,906	$1,744	$—
Sourcing fees paid	$2,505	$166	$103